Vanguard® Total Treasury ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (98.7%)
U.S. Government Securities (98.7%)
United States Treasury Note/Bond	4.375%	7/15/2027	652	654
United States Treasury Note/Bond	0.375%	7/31/2027	451	433
United States Treasury Note/Bond	2.750%	7/31/2027	478	471
United States Treasury Note/Bond	3.875%	7/31/2027	753	751
United States Treasury Note/Bond	2.250%	8/15/2027	337	330
United States Treasury Note/Bond	3.750%	8/15/2027	545	543
United States Treasury Note/Bond	0.500%	8/31/2027	382	366
United States Treasury Note/Bond	3.125%	8/31/2027	342	338
United States Treasury Note/Bond	3.625%	8/31/2027	688	684
United States Treasury Note/Bond	3.375%	9/15/2027	656	650
United States Treasury Note/Bond	0.375%	9/30/2027	530	506
United States Treasury Note/Bond	3.500%	9/30/2027	493	489
United States Treasury Note/Bond	4.125%	9/30/2027	484	484
United States Treasury Note/Bond	3.875%	10/15/2027	673	671
United States Treasury Note/Bond	0.500%	10/31/2027	487	464
United States Treasury Note/Bond	3.500%	10/31/2027	494	490
United States Treasury Note/Bond	4.125%	10/31/2027	468	468
United States Treasury Note/Bond	2.250%	11/15/2027	345	336
United States Treasury Note/Bond	4.125%	11/15/2027	678	678
United States Treasury Note/Bond	0.625%	11/30/2027	560	533
United States Treasury Note/Bond	3.375%	11/30/2027	697	689
United States Treasury Note/Bond	3.875%	11/30/2027	404	402
United States Treasury Note/Bond	4.000%	12/15/2027	694	692
United States Treasury Note/Bond	0.625%	12/31/2027	569	540
United States Treasury Note/Bond	3.375%	12/31/2027	480	474
United States Treasury Note/Bond	3.875%	12/31/2027	485	483
United States Treasury Note/Bond	4.250%	1/15/2028	690	691
United States Treasury Note/Bond	0.750%	1/31/2028	668	633
United States Treasury Note/Bond	3.500%	1/31/2028	1,193	1,181
United States Treasury Note/Bond	2.750%	2/15/2028	527	515
United States Treasury Note/Bond	4.250%	2/15/2028	535	536
United States Treasury Note/Bond	1.125%	2/29/2028	684	651
United States Treasury Note/Bond	3.375%	2/29/2028	658	650
United States Treasury Note/Bond	4.000%	2/29/2028	329	328
United States Treasury Note/Bond	3.875%	3/15/2028	626	623
United States Treasury Note/Bond	1.250%	3/31/2028	606	576
United States Treasury Note/Bond	3.625%	3/31/2028	468	464
United States Treasury Note/Bond	3.875%	3/31/2028	764	760
United States Treasury Note/Bond	3.750%	4/15/2028	666	661
United States Treasury Note/Bond	1.250%	4/30/2028	695	660
United States Treasury Note/Bond	3.500%	4/30/2028	465	460
United States Treasury Note/Bond	3.750%	4/30/2028	419	416
United States Treasury Note/Bond	2.875%	5/15/2028	695	679
United States Treasury Note/Bond	3.750%	5/15/2028	668	663
United States Treasury Note/Bond	1.250%	5/31/2028	680	644
United States Treasury Note/Bond	3.625%	5/31/2028	412	408
United States Treasury Note/Bond	4.000%	5/31/2028	636	634
United States Treasury Note/Bond	3.875%	6/15/2028	689	685
United States Treasury Note/Bond	1.250%	6/30/2028	625	590
United States Treasury Note/Bond	4.000%	6/30/2028	442	441
United States Treasury Note/Bond	4.125%	6/30/2028	402	402
United States Treasury Note/Bond	3.875%	7/15/2028	675	671
United States Treasury Note/Bond	1.000%	7/31/2028	631	592
United States Treasury Note/Bond	4.125%	7/31/2028	456	456
United States Treasury Note/Bond	2.875%	8/15/2028	694	676
United States Treasury Note/Bond	3.625%	8/15/2028	741	733
United States Treasury Note/Bond	1.125%	8/31/2028	616	577
United States Treasury Note/Bond	4.375%	8/31/2028	475	477
United States Treasury Note/Bond	3.375%	9/15/2028	489	481
United States Treasury Note/Bond	1.250%	9/30/2028	639	599
United States Treasury Note/Bond	4.625%	9/30/2028	490	495
United States Treasury Note/Bond	3.500%	10/15/2028	340	335

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.375%	10/31/2028	622	584
United States Treasury Note/Bond	4.875%	10/31/2028	569	578
United States Treasury Note/Bond	3.125%	11/15/2028	574	561
United States Treasury Note/Bond	3.500%	11/15/2028	642	632
United States Treasury Note/Bond	1.500%	11/30/2028	620	582
United States Treasury Note/Bond	4.375%	11/30/2028	445	447
United States Treasury Note/Bond	3.500%	12/15/2028	344	339
United States Treasury Note/Bond	1.375%	12/31/2028	617	576
United States Treasury Note/Bond	3.750%	12/31/2028	631	625
United States Treasury Note/Bond	3.500%	1/15/2029	400	394
United States Treasury Note/Bond	1.750%	1/31/2029	560	527
United States Treasury Note/Bond	4.000%	1/31/2029	658	655
United States Treasury Note/Bond	2.625%	2/15/2029	437	420
United States Treasury Note/Bond	3.500%	2/15/2029	328	323
United States Treasury Note/Bond	1.875%	2/28/2029	563	531
United States Treasury Note/Bond	4.250%	2/28/2029	580	581
United States Treasury Note/Bond	3.500%	3/15/2029	425	418
United States Treasury Note/Bond	2.375%	3/31/2029	523	499
United States Treasury Note/Bond	4.125%	3/31/2029	755	754
United States Treasury Note/Bond	3.875%	4/15/2029	446	443
United States Treasury Note/Bond	2.875%	4/30/2029	487	470
United States Treasury Note/Bond	4.625%	4/30/2029	837	847
United States Treasury Note/Bond	2.375%	5/15/2029	555	528
United States Treasury Note/Bond	3.875%	5/15/2029	458	455
United States Treasury Note/Bond	2.750%	5/31/2029	518	498
United States Treasury Note/Bond	4.500%	5/31/2029	697	703
United States Treasury Note/Bond	4.125%	6/15/2029	438	438
United States Treasury Note/Bond	3.250%	6/30/2029	466	454
United States Treasury Note/Bond	4.250%	6/30/2029	830	832
United States Treasury Note/Bond	2.625%	7/31/2029	396	379
United States Treasury Note/Bond	4.000%	7/31/2029	827	823
United States Treasury Note/Bond	1.625%	8/15/2029	400	371
United States Treasury Note/Bond	3.125%	8/31/2029	402	390
United States Treasury Note/Bond	3.625%	8/31/2029	566	557
United States Treasury Note/Bond	3.500%	9/30/2029	821	804
United States Treasury Note/Bond	3.875%	9/30/2029	377	374
United States Treasury Note/Bond	4.000%	10/31/2029	381	379
United States Treasury Note/Bond	4.125%	10/31/2029	829	828
United States Treasury Note/Bond	1.750%	11/15/2029	294	272
United States Treasury Note/Bond	3.875%	11/30/2029	393	389
United States Treasury Note/Bond	4.125%	11/30/2029	705	704
United States Treasury Note/Bond	3.875%	12/31/2029	395	391
United States Treasury Note/Bond	4.375%	12/31/2029	826	831
United States Treasury Note/Bond	3.500%	1/31/2030	447	437
United States Treasury Note/Bond	4.250%	1/31/2030	699	701
United States Treasury Note/Bond	1.500%	2/15/2030	474	432
United States Treasury Note/Bond	4.000%	2/28/2030	1,188	1,181
United States Treasury Note/Bond	3.625%	3/31/2030	430	422
United States Treasury Note/Bond	4.000%	3/31/2030	810	805
United States Treasury Note/Bond	3.500%	4/30/2030	392	383
United States Treasury Note/Bond	3.875%	4/30/2030	776	768
United States Treasury Note/Bond	0.625%	5/15/2030	655	572
United States Treasury Note/Bond	3.750%	5/31/2030	412	406
United States Treasury Note/Bond	4.000%	5/31/2030	641	637
United States Treasury Note/Bond	3.750%	6/30/2030	411	404
United States Treasury Note/Bond	3.875%	6/30/2030	783	774
United States Treasury Note/Bond	3.875%	7/31/2030	842	832
United States Treasury Note/Bond	4.000%	7/31/2030	396	393
United States Treasury Note/Bond	0.625%	8/15/2030	879	761
United States Treasury Note/Bond	3.625%	8/31/2030	700	685
United States Treasury Note/Bond	4.125%	8/31/2030	405	404
United States Treasury Note/Bond	3.625%	9/30/2030	538	526
United States Treasury Note/Bond	4.625%	9/30/2030	385	391
United States Treasury Note/Bond	3.625%	10/31/2030	565	552
United States Treasury Note/Bond	4.875%	10/31/2030	424	435
United States Treasury Note/Bond	0.875%	11/15/2030	970	842
United States Treasury Note/Bond	3.500%	11/30/2030	676	657
United States Treasury Note/Bond	4.375%	11/30/2030	447	450
United States Treasury Note/Bond	3.625%	12/31/2030	627	612
United States Treasury Note/Bond	3.750%	12/31/2030	485	476

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	3.750%	1/31/2031	760	746
United States Treasury Note/Bond	4.000%	1/31/2031	487	483
United States Treasury Note/Bond	1.125%	2/15/2031	983	858
United States Treasury Note/Bond	3.500%	2/28/2031	634	616
United States Treasury Note/Bond	4.250%	2/28/2031	358	359
United States Treasury Note/Bond	3.875%	3/31/2031	510	503
United States Treasury Note/Bond	4.125%	3/31/2031	459	457
United States Treasury Note/Bond	3.875%	4/30/2031	711	701
United States Treasury Note/Bond	4.625%	4/30/2031	549	559
United States Treasury Note/Bond	1.625%	5/15/2031	1,107	982
United States Treasury Note/Bond	4.125%	5/31/2031	574	572
United States Treasury Note/Bond	4.625%	5/31/2031	481	490
United States Treasury Note/Bond	4.125%	6/30/2031	411	410
United States Treasury Note/Bond	4.250%	6/30/2031	505	506
United States Treasury Note/Bond	4.125%	7/31/2031	506	504
United States Treasury Note/Bond	1.250%	8/15/2031	1,239	1,071
United States Treasury Note/Bond	3.750%	8/31/2031	505	494
United States Treasury Note/Bond	3.625%	9/30/2031	506	492
United States Treasury Note/Bond	4.125%	10/31/2031	509	507
United States Treasury Note/Bond	1.375%	11/15/2031	1,255	1,084
United States Treasury Note/Bond	4.125%	11/30/2031	502	499
United States Treasury Note/Bond	4.500%	12/31/2031	490	496
United States Treasury Note/Bond	4.375%	1/31/2032	417	420
United States Treasury Note/Bond	1.875%	2/15/2032	1,099	970
United States Treasury Note/Bond	4.125%	2/29/2032	427	425
United States Treasury Note/Bond	4.125%	3/31/2032	424	421
United States Treasury Note/Bond	4.000%	4/30/2032	477	471
United States Treasury Note/Bond	2.875%	5/15/2032	1,085	1,007
United States Treasury Note/Bond	4.125%	5/31/2032	443	440
United States Treasury Note/Bond	4.000%	6/30/2032	419	413
United States Treasury Note/Bond	4.000%	7/31/2032	418	412
United States Treasury Note/Bond	2.750%	8/15/2032	993	912
United States Treasury Note/Bond	3.875%	8/31/2032	256	250
United States Treasury Note/Bond	3.875%	9/30/2032	273	267
United States Treasury Note/Bond	3.750%	10/31/2032	333	323
United States Treasury Note/Bond	4.125%	11/15/2032	1,026	1,017
United States Treasury Note/Bond	3.750%	11/30/2032	412	400
United States Treasury Note/Bond	3.875%	12/31/2032	330	322
United States Treasury Note/Bond	4.000%	1/31/2033	434	427
United States Treasury Note/Bond	3.500%	2/15/2033	1,019	972
United States Treasury Note/Bond	3.750%	2/28/2033	354	343
United States Treasury Note/Bond	4.250%	3/31/2033	284	283
United States Treasury Note/Bond	4.125%	4/30/2033	408	404
United States Treasury Note/Bond	3.375%	5/15/2033	1,074	1,014
United States Treasury Note/Bond	4.250%	5/31/2033	403	402
United States Treasury Note/Bond	4.250%	6/30/2033	150	149
United States Treasury Note/Bond	3.875%	8/15/2033	1,199	1,166
United States Treasury Note/Bond	4.500%	11/15/2033	1,240	1,253
United States Treasury Note/Bond	4.000%	2/15/2034	1,320	1,290
United States Treasury Note/Bond	4.375%	5/15/2034	1,323	1,324
United States Treasury Note/Bond	3.875%	8/15/2034	1,298	1,254
United States Treasury Note/Bond	4.250%	11/15/2034	1,372	1,359
United States Treasury Note/Bond	4.625%	2/15/2035	1,307	1,328
United States Treasury Note/Bond	4.250%	5/15/2035	1,284	1,269
United States Treasury Note/Bond	4.250%	8/15/2035	1,356	1,339
United States Treasury Note/Bond	4.000%	11/15/2035	1,218	1,178
United States Treasury Note/Bond	4.125%	2/15/2036	1,228	1,198
United States Treasury Note/Bond	4.375%	5/15/2036	762	758
United States Treasury Note/Bond	4.250%	5/15/2039	55	53
United States Treasury Note/Bond	4.500%	8/15/2039	120	118
United States Treasury Note/Bond	4.375%	11/15/2039	146	142
United States Treasury Note/Bond	4.625%	2/15/2040	139	138
United States Treasury Note/Bond	1.125%	5/15/2040	358	227
United States Treasury Note/Bond	4.375%	5/15/2040	127	123
United States Treasury Note/Bond	1.125%	8/15/2040	422	264
United States Treasury Note/Bond	3.875%	8/15/2040	118	108
United States Treasury Note/Bond	1.375%	11/15/2040	520	336
United States Treasury Note/Bond	4.250%	11/15/2040	131	124
United States Treasury Note/Bond	1.875%	2/15/2041	672	466
United States Treasury Note/Bond	4.750%	2/15/2041	89	89

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.250%	5/15/2041	579	422
United States Treasury Note/Bond	4.375%	5/15/2041	115	110
United States Treasury Note/Bond	1.750%	8/15/2041	766	513
United States Treasury Note/Bond	3.750%	8/15/2041	170	151
United States Treasury Note/Bond	2.000%	11/15/2041	676	468
United States Treasury Note/Bond	3.125%	11/15/2041	112	91
United States Treasury Note/Bond	2.375%	2/15/2042	513	374
United States Treasury Note/Bond	3.125%	2/15/2042	113	92
United States Treasury Note/Bond	3.000%	5/15/2042	90	72
United States Treasury Note/Bond	3.250%	5/15/2042	395	325
United States Treasury Note/Bond	2.750%	8/15/2042	127	97
United States Treasury Note/Bond	3.375%	8/15/2042	407	340
United States Treasury Note/Bond	2.750%	11/15/2042	104	79
United States Treasury Note/Bond	4.000%	11/15/2042	422	381
United States Treasury Note/Bond	3.125%	2/15/2043	186	149
United States Treasury Note/Bond	3.875%	2/15/2043	410	363
United States Treasury Note/Bond	2.875%	5/15/2043	324	249
United States Treasury Note/Bond	3.875%	5/15/2043	400	354
United States Treasury Note/Bond	3.625%	8/15/2043	193	164
United States Treasury Note/Bond	4.375%	8/15/2043	430	405
United States Treasury Note/Bond	3.750%	11/15/2043	262	226
United States Treasury Note/Bond	4.750%	11/15/2043	439	432
United States Treasury Note/Bond	3.625%	2/15/2044	269	228
United States Treasury Note/Bond	4.500%	2/15/2044	477	454
United States Treasury Note/Bond	3.375%	5/15/2044	212	173
United States Treasury Note/Bond	4.625%	5/15/2044	490	473
United States Treasury Note/Bond	3.125%	8/15/2044	263	206
United States Treasury Note/Bond	4.125%	8/15/2044	524	474
United States Treasury Note/Bond	3.000%	11/15/2044	259	198
United States Treasury Note/Bond	4.625%	11/15/2044	490	472
United States Treasury Note/Bond	2.500%	2/15/2045	325	228
United States Treasury Note/Bond	4.750%	2/15/2045	495	484
United States Treasury Note/Bond	3.000%	5/15/2045	108	82
United States Treasury Note/Bond	5.000%	5/15/2045	470	474
United States Treasury Note/Bond	2.875%	8/15/2045	163	121
United States Treasury Note/Bond	4.875%	8/15/2045	470	466
United States Treasury Note/Bond	3.000%	11/15/2045	92	69
United States Treasury Note/Bond	4.625%	11/15/2045	455	437
United States Treasury Note/Bond	2.500%	2/15/2046	199	137
United States Treasury Note/Bond	4.625%	2/15/2046	359	345
United States Treasury Note/Bond	2.500%	5/15/2046	191	131
United States Treasury Note/Bond	5.000%	5/15/2046	117	118
United States Treasury Note/Bond	2.250%	8/15/2046	277	181
United States Treasury Note/Bond	2.875%	11/15/2046	94	69
United States Treasury Note/Bond	3.000%	2/15/2047	221	164
United States Treasury Note/Bond	3.000%	5/15/2047	199	148
United States Treasury Note/Bond	2.750%	8/15/2047	286	202
United States Treasury Note/Bond	2.750%	11/15/2047	295	208
United States Treasury Note/Bond	3.000%	2/15/2048	436	321
United States Treasury Note/Bond	3.125%	5/15/2048	471	354
United States Treasury Note/Bond	3.000%	8/15/2048	509	373
United States Treasury Note/Bond	3.375%	11/15/2048	389	304
United States Treasury Note/Bond	3.000%	2/15/2049	436	318
United States Treasury Note/Bond	2.875%	5/15/2049	463	329
United States Treasury Note/Bond	2.250%	8/15/2049	427	265
United States Treasury Note/Bond	2.375%	11/15/2049	381	243
United States Treasury Note/Bond	2.000%	2/15/2050	460	268
United States Treasury Note/Bond	1.250%	5/15/2050	508	242
United States Treasury Note/Bond	1.375%	8/15/2050	589	289
United States Treasury Note/Bond	1.625%	11/15/2050	696	364
United States Treasury Note/Bond	1.875%	2/15/2051	775	431
United States Treasury Note/Bond	2.375%	5/15/2051	803	502
United States Treasury Note/Bond	2.000%	8/15/2051	745	424
United States Treasury Note/Bond	1.875%	11/15/2051	772	424
United States Treasury Note/Bond	2.250%	2/15/2052	608	366
United States Treasury Note/Bond	2.875%	5/15/2052	601	416
United States Treasury Note/Bond	3.000%	8/15/2052	575	408
United States Treasury Note/Bond	4.000%	11/15/2052	577	493
United States Treasury Note/Bond	3.625%	2/15/2053	572	457
United States Treasury Note/Bond	3.625%	5/15/2053	582	465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.125%	8/15/2053	657	574
	United States Treasury Note/Bond	4.750%	11/15/2053	651	630
	United States Treasury Note/Bond	4.250%	2/15/2054	712	635
	United States Treasury Note/Bond	4.625%	5/15/2054	743	706
	United States Treasury Note/Bond	4.250%	8/15/2054	773	690
	United States Treasury Note/Bond	4.500%	11/15/2054	686	639
	United States Treasury Note/Bond	4.625%	2/15/2055	795	756
	United States Treasury Note/Bond	4.750%	5/15/2055	781	758
	United States Treasury Note/Bond	4.750%	8/15/2055	711	690
	United States Treasury Note/Bond	4.625%	11/15/2055	767	730
	United States Treasury Note/Bond	4.750%	2/15/2056	482	468
	United States Treasury Note/Bond	5.000%	5/15/2056	366	370
Total U.S. Government and Agency Obligations (Cost $146,172)					144,844
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund (Cost $354)	3.682%		3,543	354
Total Investments (99.0%) (Cost $146,526)					145,198
Other Assets and Liabilities—Net (1.0%)					1,537
Net Assets (100%)					146,735

Cost is in $000.

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	144,844	—	144,844
Temporary Cash Investments	354	—	—	354
Total	354	144,844	—	145,198